T. ROWE PRICE New Income Fund
August 31, 2024 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES  8.6%
Car Loan  3.0%
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class C
0.89%, 10/19/26  10,150 9,974
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class D
1.21%, 12/18/26  10,301 9,961
AmeriCredit Automobile Receivables Trust
Series 2022-1, Class D
3.23%, 2/18/28  36,840 35,616
AmeriCredit Automobile Receivables Trust
Series 2023-1, Class C
5.80%, 12/18/28  10,995 11,250
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class A, FRN
SOFR30A + 1.10%, 6.449%, 12/26/31 (1) 9,588 9,603
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class C, FRN
SOFR30A + 1.50%, 6.849%, 12/26/31 (1) 209 209
CarMax Auto Owner Trust
Series 2022-1, Class C
2.20%, 11/15/27  11,975 11,470
CarMax Auto Owner Trust
Series 2023-3, Class B
5.47%, 2/15/29  8,750 8,924
CarMax Auto Owner Trust
Series 2024-1, Class B
5.17%, 8/15/29  2,585 2,627
CarMax Auto Owner Trust
Series 2024-3, Class A3
4.89%, 7/16/29  10,260 10,372
CarMax Auto Owner Trust
Series 2024-3, Class A4
4.85%, 1/15/30  4,305 4,364
CarMax Select Receivables Trust
Series 2024-A, Class A3
5.40%, 11/15/28  5,115 5,187
CarMax Select Receivables Trust
Series 2024-A, Class B
5.35%, 1/15/30  5,895 5,996
Carvana Auto Receivables Trust
Series 2022-N1, Class C
3.32%, 12/11/28 (1) 1,038 1,011

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Carvana Auto Receivables Trust
Series 2022-P1, Class C
3.30%, 4/10/28  13,955 13,306
Carvana Auto Receivables Trust
Series 2023-N3, Class A
6.41%, 9/10/27 (1) 1,585 1,592
Carvana Auto Receivables Trust
Series 2024-N1, Class A3
5.60%, 3/10/28 (1) 6,580 6,628
Carvana Auto Receivables Trust
Series 2024-N1, Class B
5.63%, 5/10/30 (1) 7,995 8,120
Carvana Auto Receivables Trust
Series 2024-N2, Class A3
5.71%, 7/10/28 (1) 14,610 14,777
Carvana Auto Receivables Trust
Series 2024-P2, Class A4
5.21%, 6/10/30  13,890 14,276
Enterprise Fleet Financing
Series 2024-1, Class A2
5.23%, 3/20/30 (1) 13,620 13,702
Enterprise Fleet Financing
Series 2024-1, Class A3
5.16%, 9/20/30 (1) 10,280 10,486
Enterprise Fleet Financing
Series 2024-3, Class A3
4.98%, 8/21/28 (1) 6,525 6,611
Enterprise Fleet Financing
Series 2024-3, Class A4
5.06%, 3/20/31 (1) 4,495 4,571
Exeter Automobile Receivables Trust
Series 2022-1A, Class D
3.02%, 6/15/28  35,405 34,402
Exeter Automobile Receivables Trust
Series 2022-3A, Class C
5.30%, 9/15/27  19,445 19,431
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  3,250 3,322
Ford Credit Auto Lease Trust
Series 2023-B, Class B
6.20%, 2/15/27  2,545 2,590
Ford Credit Auto Lease Trust
Series 2023-B, Class C
6.43%, 4/15/27  9,545 9,797

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Ford Credit Auto Lease Trust
Series 2023-B, Class D
6.97%, 6/15/28  7,830 8,078
Ford Credit Auto Lease Trust
Series 2024-A, Class A4
5.05%, 6/15/27  4,465 4,499
Ford Credit Auto Owner Trust
Series 2023-1, Class A
4.85%, 8/15/35 (1) 33,720 34,132
GM Financial Automobile Leasing Trust
Series 2023-1, Class C
5.76%, 1/20/27  6,550 6,586
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1
6.153%, 5/20/32 (1) 12,993 13,148
Hyundai Auto Lease Securitization Trust
Series 2024-A, Class A4
5.07%, 2/15/28 (1) 5,515 5,558
Navistar Financial Dealer Note Master Owner Trust
Series 2024-1, Class A
5.59%, 4/25/29 (1) 10,780 10,913
Nissan Auto Lease Trust
Series 2024-A, Class A4
4.97%, 9/15/28  5,945 5,993
Santander Bank
Series 2021-1A, Class B
1.833%, 12/15/31 (1) 510 508
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class B
5.64%, 12/15/33 (1) 575 581
Santander Drive Auto Receivables Trust
Series 2020-4, Class E
2.85%, 4/17/28 (1) 41,920 41,081
Santander Drive Auto Receivables Trust
Series 2021-4, Class E
4.03%, 3/15/29 (1) 34,950 34,292
Santander Drive Auto Receivables Trust
Series 2022-2, Class C
3.76%, 7/16/29  17,240 16,944
SBNA Auto Lease Trust
Series 2024-A, Class A3
5.39%, 11/20/26 (1) 6,285 6,321
SBNA Auto Lease Trust
Series 2024-A, Class A4
5.24%, 1/22/29 (1) 6,020 6,081

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A4
4.94%, 1/21/31 (1) 4,615 4,664
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class C
5.51%, 1/20/32 (1) 2,340 2,389
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class A3
5.33%, 11/20/29 (1) 13,590 13,849
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class B
5.41%, 8/20/30 (1) 2,920 2,996
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 1,160 1,173
509,961
Other Asset-Backed Securities  5.4%
522 Funding
Series 2019-5A, Class BR, CLO, FRN
3M TSFR + 1.85%, 7.151%, 4/15/35 (1) 16,085 16,086
Amur Equipment Finance Receivables XIII
Series 2024-1A, Class A2
5.38%, 1/21/31 (1) 14,152 14,255
Amur Equipment Finance Receivables XIV
Series 2024-2A, Class A2
5.19%, 7/21/31 (1) 16,550 16,697
Applebee's Funding
Series 2023-1A, Class A2
7.824%, 3/5/53 (1) 7,880 8,252
Auxilior Term Funding
Series 2024-1A, Class A2
5.84%, 3/15/27 (1) 6,905 6,954
Auxilior Term Funding
Series 2024-1A, Class A3
5.49%, 7/15/31 (1) 5,580 5,691
BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33 (1) 4,280 4,169
CCG Receivables Trust
Series 2024-1, Class A2
4.99%, 3/15/32 (1) 16,200 16,219
Crossroads Asset Trust
Series 2024-A, Class A2
5.90%, 8/20/30 (1) 9,050 9,132
Crown Point
Series 2018-7A, Class AR, CLO, FRN
3M TSFR + 1.23%, 6.512%, 10/20/31 (1) 19,033 19,051

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
CyrusOne Data Centers Issuer I
Series 2024-1A, Class A2
4.76%, 3/22/49 (1) 3,475 3,362
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 41,120 39,517
CyrusOne Data Centers Issuer I
Series 2024-3A, Class A2
4.65%, 5/20/49 (1) 15,975 14,846
Dell Equipment Finance Trust
Series 2023-3, Class C
6.17%, 4/23/29 (1) 4,328 4,434
Dell Equipment Finance Trust
Series 2024-1, Class C
5.73%, 3/22/30 (1) 100 102
DLLST
Series 2024-1A, Class A3
5.05%, 8/20/27 (1) 6,895 6,921
DLLST
Series 2024-1A, Class A4
4.93%, 4/22/30 (1) 1,630 1,644
Driven Brands Funding
Series 2019-1A, Class A2
4.641%, 4/20/49 (1) 5,524 5,443
Driven Brands Funding
Series 2021-1A, Class A2
2.791%, 10/20/51 (1) 13,985 12,537
Elara HGV Timeshare Issuer
Series 2023-A, Class A
6.16%, 2/25/38 (1) 5,902 6,069
Elara HGV Timeshare Issuer
Series 2023-A, Class B
6.53%, 2/25/38 (1) 4,738 4,869
Elmwood
Series 2022-7A, Class AR, CLO, FRN
3M TSFR + 1.50%, 6.786%, 1/17/37 (1) 10,910 10,919
Elmwood VIII
Series 2021-1A, Class AR, CLO, FRN
3M TSFR + 1.55%, 6.832%, 4/20/37 (1) 7,690 7,702
Golub Capital Partners
Series 2022-60A, Class AR, CLO, FRN
3M TSFR + 1.31%, 6.595%, 10/25/34 (1) 11,190 11,204
Hardee's Funding
Series 2021-1A, Class A2
2.865%, 6/20/51 (1) 4,084 3,596

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Hardee's Funding
Series 2024-1A, Class A2
7.253%, 3/20/54 (1) 22,259 23,031
HPEFS Equipment Trust
Series 2022-1A, Class C
1.96%, 5/21/29 (1) 5,736 5,684
HPEFS Equipment Trust
Series 2022-1A, Class D
2.40%, 11/20/29 (1) 12,510 12,252
HPEFS Equipment Trust
Series 2022-2A, Class C
4.43%, 9/20/29 (1) 4,445 4,420
HPEFS Equipment Trust
Series 2023-2A, Class B
6.25%, 1/21/31 (1) 1,285 1,305
HPEFS Equipment Trust
Series 2023-2A, Class C
6.48%, 1/21/31 (1) 5,005 5,102
HPEFS Equipment Trust
Series 2023-2A, Class D
6.97%, 7/21/31 (1) 3,320 3,415
HPEFS Equipment Trust
Series 2024-2A, Class A3
5.36%, 10/20/31 (1) 6,085 6,163
HPEFS Equipment Trust
Series 2024-2A, Class B
5.35%, 10/20/31 (1) 2,730 2,775
Invesco U.S.
Series 2023-1A, Class AR, CLO, FRN
3M TSFR + 1.57%, 6.852%, 4/22/37 (1) 18,315 18,360
KKR
Series 2022-43A, Class A1R, CLO, FRN
3M TSFR + 1.75%, 7.051%, 1/15/36 (1) 11,620 11,663
KKR
Series 40A, Class AR, CLO, FRN
3M TSFR + 1.30%, 6.582%, 10/20/34 (1) 14,140 14,156
Kubota Credit Owner Trust
Series 2023-1A, Class A4
5.07%, 2/15/29 (1) 5,255 5,314
Kubota Credit Owner Trust
Series 2024-2A, Class A3
5.26%, 11/15/28 (1) 11,160 11,381
Kubota Credit Owner Trust
Series 2024-2A, Class A4
5.19%, 5/15/30 (1) 5,895 6,028

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Madison Park Funding LXI
Series 2023-61A, Class A, CLO, FRN
3M TSFR + 1.73%, 7.012%, 1/20/37 (1) 11,305 11,343
Madison Park Funding XLVII
Series 2020-47A, Class A1R, CLO, FRN
3M TSFR + 1.54%, 6.819%, 4/19/37 (1) 5,495 5,503
Madison Park Funding XLVII
Series 2020-47A, Class BR, CLO, FRN
3M TSFR + 1.95%, 7.229%, 4/19/37 (1) 4,000 4,004
MidOcean Credit VI
Series 2016-6A, Class ARRR, CLO, FRN
3M TSFR + 1.23%, 6.512%, 4/20/33 (1) 19,260 19,271
MidOcean Credit XI
Series 2022-11A, Class A1R, CLO, FRN
3M TSFR + 1.73%, 7.009%, 10/18/33 (1) 16,090 16,120
MMAF Equipment Finance
Series 2021-A, Class A5
1.19%, 11/13/43 (1) 5,020 4,757
MMAF Equipment Finance
Series 2024-A, Class A3
4.95%, 7/14/31 (1) 23,220 23,532
MVW
Series 2023-1A, Class A
4.93%, 10/20/40 (1) 19,335 19,448
MVW
Series 2023-2A, Class A
6.18%, 11/20/40 (1) 5,597 5,777
MVW
Series 2023-2A, Class B
6.33%, 11/20/40 (1) 3,751 3,857
Neuberger Berman Loan Advisers
Series 2022-50A, Class AR, CLO, FRN
3M TSFR + 1.25%, 6.533%, 7/23/36 (1) 17,195 17,204
Northwoods Capital XIV-B
Series 2018-14BA, Class AR, CLO, FRN
3M TSFR + 1.25%, 6.363%, 11/13/31 (1) 17,552 17,563
Octagon Investment Partners 49
Series 2020-5A, Class AR, CLO, FRN
3M TSFR + 1.52%, 6.821%, 4/15/37 (1) 24,110 24,139
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29 (1) 2,474 2,481
Octane Receivables Trust
Series 2023-3A, Class B
6.48%, 7/20/29 (1) 3,023 3,099

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Octane Receivables Trust
Series 2023-3A, Class C
6.74%, 8/20/29 (1) 1,160 1,199
Octane Receivables Trust
Series 2024-1A, Class A2
5.68%, 5/20/30 (1) 9,375 9,446
Palmer Square
Series 2020-3A, Class A1R2, CLO, FRN
3M TSFR + 1.65%, 6.768%, 11/15/36 (1) 17,485 17,524
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29 (1) 4,705 4,735
Progress Residential Trust
Series 2021-SFR8, Class B
1.681%, 10/17/38 (1) 4,920 4,624
Progress Residential Trust
Series 2024-SFR5, Class A
3.00%, 8/9/29 (1) 22,025 20,279
RR 12
Series 2020-12A, Class AAR3, CLO, FRN
3M TSFR + 1.25%, 6.551%, 1/15/36 (1) 3,005 3,007
RR 28
Series 2024-28RA, Class A1R, CLO, FRN
3M TSFR + 1.55%, 6.851%, 4/15/37 (1) 21,300 21,333
SCF Equipment Leasing
Series 2024-1A, Class A3
5.52%, 1/20/32 (1) 13,355 13,672
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 26,380 26,977
Sierra Timeshare Receivables Funding
Series 2022-3A, Class B
6.32%, 7/20/39 (1) 1,355 1,382
Signal Peak
Series 2018-5A, Class A1R, CLO, FRN
3M TSFR + 1.55%, 6.835%, 4/25/37 (1) 29,505 29,551
Symphony XVI
Series 2015-16A, Class ARR, CLO, FRN
3M TSFR + 1.20%, 6.501%, 10/15/31 (1) 35,672 35,708
Symphony XXXI
Series 2022-31A, Class B, CLO, FRN
3M TSFR + 1.85%, 7.132%, 4/22/35 (1) 14,150 14,151
THL Credit Wind River
Series 2018-2A, Class A1R, CLO, FRN
3M TSFR + 1.20%, 6.501%, 7/15/30 (1) 23,866 23,880

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
TIAA
Series 2016-1A, Class ARR, CLO, FRN
3M TSFR + 1.25%, 6.532%, 7/20/31 (1) 22,093 22,115
Tricon Residential Trust
Series 2024-SFR2, Class A
4.75%, 6/17/40 (1) 24,020 23,935
Tricon Residential Trust
Series 2024-SFR3, Class A
4.50%, 8/17/41 (1) 20,642 20,268
Trinitas IX
Series 2018-9A, Class ARRR, CLO, FRN
3M TSFR + 1.20%, 6.464%, 1/20/32 (1) 5,845 5,848
Trinitas VI
Series 2017-6A, Class ARRR, CLO, FRN
3M TSFR + 1.33%, 6.615%, 1/25/34 (1) 41,700 41,759
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 5,520 5,623
Verizon Master Trust
Series 2023-1, Class C
4.98%, 1/22/29  9,270 9,255
Wise
Series 2024-2A, Class A, CLO, FRN
3M TSFR + 1.46%, 6.76%, 7/15/37 (1) 12,420 12,414
927,503
Student Loan  0.2%
Navient Private Education Loan Trust
Series 2017-A, Class B
3.91%, 12/16/58 (1) 6,745 6,637
Navient Private Education Refi Loan Trust
Series 2020-CA, Class B
2.83%, 11/15/68 (1) 20,755 17,824
SMB Private Education Loan Trust
Series 2018-C, Class A2A
3.63%, 11/15/35 (1) 4,001 3,922
SMB Private Education Loan Trust
Series 2021-A, Class APT1
1.07%, 1/15/53 (1) 12,503 11,261
39,644
Total Asset-Backed Securities
(Cost $1,471,056) 1,477,108

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
BANK LOANS  2.3% (2)
FINANCIAL INSTITUTIONS  0.6%
Brokerage Asset Managers Exchanges  0.3%
Citadel Securities, FRN
1M TSFR + 2.25%, 7.497%, 7/29/30  54,215 54,310
54,310
Insurance  0.3%
AssuredPartners, FRN
1M TSFR + 3.50%, 8.747%, 2/14/31  8,554 8,568
Asurion, FRN
1M TSFR + 3.25%, 8.611%, 12/23/26  3,457 3,440
Asurion, FRN
1M TSFR + 4.25%, 9.597%, 8/19/28  4,994 4,961
Asurion, FRN
1M TSFR + 5.25%, 10.611%, 1/31/28  5,993 5,589
Asurion, FRN
1M TSFR + 5.25%, 10.611%, 1/20/29  3,580 3,301
HUB International, FRN
3M TSFR + 3.00%, 8.255%, 6/20/30  15,010 15,016
Truist Insurance Holdings, FRN
3M TSFR + 3.25%, 8.585%, 5/6/31  13,665 13,668
54,543
Total Financial Institutions 108,853
INDUSTRIAL  1.4%
Capital Goods  0.2%
Charter Next Generation, FRN
1M TSFR + 3.25%, 8.497%, 12/1/27  8,477 8,494
Summit Materials, FRN
3M TSFR + 2.50%, 7.804%, 1/12/29  16,098 16,171
TransDigm, FRN
3M TSFR + 2.75%, 8.085%, 3/22/30  89 89
24,754
Communications  0.1%
Lamar Media, FRN
1M TSFR + 1.50%, 6.847%, 2/5/27  14,435 14,390
14,390
Consumer Cyclical  0.4%
Caesars Entertainment, FRN
1M TSFR + 2.75%, 7.997%, 2/6/31  2,369 2,365
Delta 2, FRN
3M TSFR + 2.25%, 7.585%, 1/15/30  8,755 8,788
Hilton Domestic Operating, FRN
1M TSFR + 1.75%, 7.028%, 11/8/30  53,680 53,741

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
UFC Holdings, FRN
3M TSFR + 2.75%, 8.291%, 4/29/26  11,052 11,080
75,974
Consumer Non-Cyclical  0.3%
ICON Luxembourg, FRN
3M TSFR + 2.00%, 7.335%, 7/3/28  1,421 1,428
IQVIA, FRN
3M TSFR + 2.00%, 7.335%, 1/2/31  40,919 41,115
Medline Borrower, FRN
1M TSFR + 2.75%, 7.997%, 10/23/28  7,122 7,136
49,679
Technology  0.4%
Applied Systems, FRN
1M TSFR + 3.50%, 8.286%, 2/24/31  22,906 22,992
Applied Systems, FRN
3M TSFR + 5.25%, 10.585%, 2/23/32  323 334
Ascend Learning, FRN
1M TSFR + 3.50%, 8.847%, 12/11/28  6,008 5,994
AthenaHealth Group, FRN
1M TSFR + 3.25%, 8.497%, 2/15/29  4,979 4,936
Boost Newco Borrower, FRN
3M TSFR + 2.50%, 7.748%, 1/31/31  7,935 7,941
Epicor Software, FRN
1M TSFR + 3.25%, 7/30/27 (3) 7,059 7,082
Ep icor Software, FRN
1M TSFR + 3.25%, 7.71%, 5/30/31 (4) 3,135 3,146
Gen Digital, FRN
1M TSFR + 1.50%, 6.847%, 9/10/27  4,422 4,414
UKG, FRN
3M TSFR + 3.25%, 8.555%, 2/10/31  16,090 16,124
72,963
Transportation  0.0%
AAdvantage Loyalty IP, FRN
3M TSFR + 4.75%, 4/20/28 (3) 5,035 5,205
5,205
Total Industrial 242,965
UTILITY  0.3%
Electric  0.3%
NRG Energy, FRN
1M TSFR + 2.00%, 7.264%, 4/16/31  41,167 41,303

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Vistra Zero Operating, FRN
1M TSFR + 2.75%, 7.997%, 4/30/31  1,531 1,538
Total Utility 42,841
Total Bank Loans
(Cost $392,826) 394,659
BOND MUTUAL FUNDS  0.0%
Trusts & Mutual Funds - Taxable  0.0%
T. Rowe Price Institutional Floating Rate Fund - Z Class, 8.99% (5)
(6) 35 329
Total Bond Mutual Funds
(Cost $307) 329
CORPORATE BONDS  24.7%
FINANCIAL INSTITUTIONS  8.7%
Banking  5.1%
Banco Bilbao Vizcaya Argentaria, VR, 6.033%, 3/13/35 (7) 24,400 25,352
Bank of America, VR, 1.898%, 7/23/31 (7) 76,106 65,120
Bank of America, VR, 2.299%, 7/21/32 (7) 13,098 11,118
Bank of America, VR, 2.496%, 2/13/31 (7) 23,595 21,075
Bank of America, VR, 5.819%, 9/15/29 (7) 25,037 26,040
Bank of New York Mellon, VR, 5.188%, 3/14/35 (7) 15,100 15,380
Bank of New York Mellon, VR, 6.474%, 10/25/34 (7) 18,245 20,286
CaixaBank, VR, 6.037%, 6/15/35 (1)(7) 19,705 20,483
CaixaBank, VR, 6.208%, 1/18/29 (1)(7) 21,910 22,755
CaixaBank, VR, 6.684%, 9/13/27 (1)(7) 16,185 16,739
Capital One Financial, 3.75%, 3/9/27  23,993 23,469
Capital One Financial, VR, 5.70%, 2/1/30 (7)(8) 3,361 3,452
Capital One Financial, VR, 6.051%, 2/1/35 (7)(8) 9,260 9,594
Capital One Financial, VR, 7.624%, 10/30/31 (7) 3,005 3,377
Citigroup, 4.45%, 9/29/27  5,040 5,014
Citigroup, VR, 2.561%, 5/1/32 (7) 10,603 9,131
Citigroup, VR, 5.827%, 2/13/35 (7) 57,900 59,457
Danske Bank, VR, 3.244%, 12/20/25 (1)(7) 21,957 21,772
Danske Bank, VR, 5.705%, 3/1/30 (1)(7) 12,075 12,443
Deutsche Bank, VR, 3.961%, 11/26/25 (7) 11,345 11,303
Fifth Third Bancorp, VR, 5.631%, 1/29/32 (7) 5,270 5,403
Fifth Third Bancorp, VR, 6.339%, 7/27/29 (7)(8) 12,345 12,948
Fifth Third Bancorp, VR, 6.361%, 10/27/28 (7) 2,875 2,993
Fifth Third Bank, 3.85%, 3/15/26  997 978
Goldman Sachs Group, VR, 2.383%, 7/21/32 (7) 17,802 15,116

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Goldman Sachs Group, VR, 3.615%, 3/15/28 (7)(8) 20,205 19,723
Goldman Sachs Group, VR, 3.691%, 6/5/28 (7)(8) 6,770 6,585
Goldman Sachs Group, VR, 4.482%, 8/23/28 (7) 22,790 22,701
Huntington National Bank, VR, 5.699%, 11/18/25 (7) 3,380 3,381
JPMorgan Chase, VR, 1.764%, 11/19/31 (7) 42,600 35,880
JPMorgan Chase, VR, 2.522%, 4/22/31 (7)(8) 4,475 4,013
JPMorgan Chase, VR, 2.739%, 10/15/30 (7) 12,398 11,286
JPMorgan Chase, VR, 2.956%, 5/13/31 (7) 38,833 35,256
JPMorgan Chase, VR, 5.04%, 1/23/28 (7) 9,645 9,754
JPMorgan Chase, VR, 5.336%, 1/23/35 (7) 8,860 9,132
Morgan Stanley, VR, 1.512%, 7/20/27 (7) 22,190 20,885
Morgan Stanley, VR, 5.173%, 1/16/30 (7) 15,220 15,504
PNC Financial Services Group, VR, 5.30%, 1/21/28 (7) 4,985 5,069
PNC Financial Services Group, VR, 6.875%, 10/20/34 (7) 16,895 18,963
Santander Holdings USA, VR, 6.342%, 5/31/35 (7) 26,710 27,620
Societe Generale, VR, 5.519%, 1/19/28 (1)(7) 13,513 13,598
Standard Chartered, VR, 1.456%, 1/14/27 (1)(7) 10,354 9,847
Standard Chartered, VR, 5.905%, 5/14/35 (1)(7) 28,730 29,687
U.S. Bancorp, VR, 5.384%, 1/23/30 (7) 6,380 6,524
U.S. Bancorp, VR, 5.678%, 1/23/35 (7) 28,985 30,048
UBS Group, VR, 2.193%, 6/5/26 (1)(7) 15,135 14,791
UBS Group, VR, 2.746%, 2/11/33 (1)(7) 7,329 6,252
UBS Group, VR, 3.091%, 5/14/32 (1)(7) 15,685 13,880
UBS Group, VR, 4.751%, 5/12/28 (1)(7) 4,085 4,079
UBS Group, VR, 6.246%, 9/22/29 (1)(7) 3,135 3,303
UBS Group, VR, 6.537%, 8/12/33 (1)(7) 1,600 1,728
Wells Fargo, VR, 2.572%, 2/11/31 (7) 49,550 44,427
Wells Fargo, VR, 4.478%, 4/4/31 (7) 16,431 16,210
880,924
Brokerage Asset Managers Exchanges  0.5%
HA Sustainable Infrastructure Capital, 6.375%, 7/1/34 (1) 35,845 36,204
HAT Holdings I, 8.00%, 6/15/27 (1) 10,245 10,719
Jane Street Group, 7.125%, 4/30/31 (1) 12,112 12,672
Lseg U.S. Fin, 5.297%, 3/28/34 (1) 12,015 12,451
LSEGA Financing, 2.50%, 4/6/31 (1) 14,998 13,043
85,089
Finance Companies  0.2%
AerCap Ireland Capital, 3.30%, 1/30/32  10,508 9,319
Navient, 9.375%, 7/25/30  6,025 6,522
Navient, 11.50%, 3/15/31  4,955 5,562
OneMain Finance, 7.125%, 11/15/31  1,350 1,364
OneMain Finance, 9.00%, 1/15/29  11,155 11,838
34,605

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Financial Other  0.0%
Howard Hughes, 5.375%, 8/1/28 (1) 3,050 2,958
2,958
Insurance  2.5%
Alliant Holdings Intermediate, 6.75%, 4/15/28 (1) 6,565 6,672
Alliant Holdings Intermediate, 7.00%, 1/15/31 (1) 2,450 2,527
AmWINS Group, 6.375%, 2/15/29 (1) 4,935 5,046
Aon, 2.80%, 5/15/30  3,835 3,489
Arthur J Gallagher, 5.75%, 7/15/54  3,148 3,234
Arthur J Gallagher, 6.75%, 2/15/54  17,645 20,258
Athene Global Funding, 5.526%, 7/11/31 (1) 18,015 18,372
Athene Global Funding, 5.684%, 2/23/26 (1) 22,515 22,725
Centene, 2.50%, 3/1/31 (8) 23,230 19,767
Centene, 3.00%, 10/15/30 (8) 8,330 7,403
Centene, 3.375%, 2/15/30 (8) 9,455 8,651
Centene, 4.25%, 12/15/27  3,340 3,265
Centene, 4.625%, 12/15/29  41,038 39,909
CNO Financial Group, 5.25%, 5/30/25  9,713 9,701
Corebridge Financial, 3.85%, 4/5/29  3,495 3,365
Corebridge Financial, 3.90%, 4/5/32  16,445 15,144
Corebridge Global Funding, 5.20%, 1/12/29 (1) 3,270 3,339
Elevance Health, 5.125%, 2/15/53  8,335 7,893
Health Care Service A Mutual Legal Reserve, 5.20%, 6/15/29 (1) 6,825 6,960
Health Care Service A Mutual Legal Reserve, 5.45%, 6/15/34 (1)(8) 8,635 8,825
Health Care Service A Mutual Legal Reserve, 5.875%, 6/15/54 (1) 17,935 18,371
HUB International, 7.25%, 6/15/30 (1) 13,485 14,041
Humana, 3.95%, 3/15/27  6,275 6,181
Humana, 4.875%, 4/1/30  15,720 15,897
Humana, 5.375%, 4/15/31  15,235 15,593
Humana, 5.75%, 4/15/54  6,310 6,350
Humana, 5.95%, 3/15/34  9,325 9,868
Jones Deslauriers Insurance Management, 8.50%, 3/15/30 (1) 7,898 8,332
Panther Escrow Issuer, 7.125%, 6/1/31 (1) 4,685 4,878
UnitedHealth Group, 4.50%, 4/15/33  16,060 15,878
UnitedHealth Group, 5.00%, 4/15/34  22,045 22,390
UnitedHealth Group, 5.05%, 4/15/53 (8) 41,794 40,121
UnitedHealth Group, 5.875%, 2/15/53  28,585 30,892
425,337
Real Estate Investment Trusts  0.4%
Alexandria Real Estate Equities, 5.25%, 5/15/36  2,525 2,532
Brixmor Operating Partnership, 3.90%, 3/15/27  30,217 29,541
Brixmor Operating Partnership, 4.05%, 7/1/30  1,984 1,904
Brixmor Operating Partnership, 4.125%, 6/15/26  32,980 32,573
Essex Portfolio, 1.65%, 1/15/31 (8) 10,099 8,327

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Invitation Homes Operating Partnership, 5.45%, 8/15/30  4,206 4,343
79,220
Total Financial Institutions 1,508,133
INDUSTRIAL  13.0%
Basic Industry  0.2%
AngloGold Ashanti Holdings, 3.375%, 11/1/28 (8) 3,725 3,450
Freeport-McMoRan, 4.375%, 8/1/28  6,681 6,580
Freeport-McMoRan, 5.00%, 9/1/27  1,558 1,562
Westlake, 1.625%, 7/17/29 (EUR)  20,686 20,763
32,355
Capital Goods  0.7%
AGCO, 5.80%, 3/21/34  4,170 4,276
BAE Systems, 5.30%, 3/26/34 (1) 10,970 11,235
Boeing, 3.25%, 2/1/28  3,405 3,205
Boeing, 3.75%, 2/1/50  5,030 3,467
Boeing, 5.04%, 5/1/27  8,010 8,014
Boeing, 6.388%, 5/1/31 (1) 8,645 9,085
Boeing, 6.528%, 5/1/34 (1) 19,815 20,948
Ingersoll Rand, 5.314%, 6/15/31  8,185 8,452
Ingersoll Rand, 5.45%, 6/15/34 (8) 6,700 6,947
Ingersoll Rand, 5.70%, 6/15/54  2,742 2,847
Owens Corning, 5.70%, 6/15/34  8,985 9,374
Owens Corning, 5.95%, 6/15/54  9,090 9,377
Ritchie Bros Holdings, 7.75%, 3/15/31 (1) 5,237 5,551
Stanley Black & Decker, 2.75%, 11/15/50  8,693 5,270
TransDigm, 6.875%, 12/15/30 (1) 4,195 4,368
TransDigm, 7.125%, 12/1/31 (1) 7,965 8,403
120,819
Communications  3.1%
Altice Financing, 5.00%, 1/15/28 (1)(8) 3,861 3,099
Altice Financing, 9.625%, 7/15/27 (1)(8) 7,260 6,906
American Tower, 5.20%, 2/15/29  6,015 6,139
American Tower, 5.45%, 2/15/34 (8) 17,660 18,190
AT&T, 3.50%, 9/15/53  11,088 7,842
CCO Holdings, 4.25%, 2/1/31 (1)(8) 6,180 5,346
CCO Holdings, 6.375%, 9/1/29 (1) 8,250 8,126
CCO Holdings, 7.375%, 3/1/31 (1) 1,460 1,482
Cellnex Finance, 2.00%, 9/15/32 (EUR)  12,400 12,032
Cellnex Finance, 2.00%, 2/15/33 (EUR)  9,200 8,843
Cellnex Telecom, 1.75%, 10/23/30 (EUR) (8) 5,400 5,346
Charter Communications Operating, 2.80%, 4/1/31  20,830 17,635
Charter Communications Operating, 3.75%, 2/15/28 (8) 8,600 8,216
Charter Communications Operating, 5.25%, 4/1/53 (8) 21,850 17,825

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Charter Communications Operating, 6.484%, 10/23/45  5,900 5,635
Charter Communications Operating, 6.65%, 2/1/34  19,440 20,239
Comcast, 3.25%, 11/1/39  23,223 18,550
Comcast, 5.65%, 6/1/54  30,025 31,218
Crown Castle, 5.80%, 3/1/34  8,360 8,775
Crown Castle Towers, 3.663%, 5/15/25 (1) 50,986 50,332
CSC Holdings, 11.75%, 1/31/29 (1) 4,965 4,382
Interpublic Group, 4.65%, 10/1/28  7,525 7,531
Meta Platforms, 5.40%, 8/15/54  4,775 4,856
Meta Platforms, 5.60%, 5/15/53  26,215 27,530
Netflix, 4.625%, 5/15/29 (EUR)  7,605 8,899
Rogers Communications, 3.80%, 3/15/32  10,875 9,999
Rogers Communications, 4.35%, 5/1/49  1,365 1,129
Rogers Communications, 4.55%, 3/15/52  36,193 30,511
Rogers Communications, 5.00%, 2/15/29  18,431 18,632
Rogers Communications, 5.30%, 2/15/34  20,675 20,774
SBA Tower Trust, 1.84%, 4/15/27 (1) 21,685 19,905
SBA Tower Trust, 2.593%, 10/15/31 (1) 17,515 14,824
Sirius XM Radio, 4.00%, 7/15/28 (1) 4,365 4,081
Sirius XM Radio, 5.00%, 8/1/27 (1) 4,168 4,074
Sprint Capital, 6.875%, 11/15/28  24,540 26,565
Sprint Capital, 8.75%, 3/15/32  15,530 19,180
T-Mobile USA, 5.75%, 1/15/54  34,110 35,441
Vmed O2 U.K. Financing I, 7.75%, 4/15/32 (1) 13,850 14,006
Walt Disney, 3.60%, 1/13/51  9,955 7,737
541,832
Consumer Cyclical  1.6%
Caesars Entertainment, 7.00%, 2/15/30 (1) 5,700 5,892
Carnival, 7.00%, 8/15/29 (1) 3,575 3,758
Carnival, 10.50%, 6/1/30 (1)(8) 7,385 7,985
Clarios Global, 6.75%, 5/15/28 (1) 4,857 4,997
Daimler Truck Finance North America, 5.375%, 1/18/34 (1) 2,275 2,333
Ford Motor, 9.625%, 4/22/30  8,295 9,818
Ford Motor Credit, 4.95%, 5/28/27 (8) 6,895 6,877
Ford Motor Credit, 5.80%, 3/5/27  6,545 6,639
Ford Motor Credit, 6.798%, 11/7/28 (8) 5,070 5,334
Ford Motor Credit, 6.80%, 5/12/28 (8) 4,760 4,991
Ford Motor Credit, 7.122%, 11/7/33  5,050 5,445
Ford Motor Credit, 7.35%, 11/4/27 (8) 1,255 1,326
General Motors Financial, 5.55%, 7/15/29  12,735 13,084
GLP Capital, 3.35%, 9/1/24  6,162 6,158
Hilton Domestic Operating, 6.125%, 4/1/32 (1) 4,605 4,720
Home Depot, 4.95%, 6/25/34  17,415 17,821

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Home Depot, 5.30%, 6/25/54  9,005 9,135
Hyundai Capital America, 5.35%, 3/19/29 (1) 5,630 5,752
Hyundai Capital America, 5.40%, 1/8/31 (1) 3,290 3,373
Hyundai Capital America, 5.50%, 3/30/26 (1) 5,370 5,423
Hyundai Capital America, 6.50%, 1/16/29 (1) 6,620 7,051
Las Vegas Sands, 3.50%, 8/18/26  10,677 10,357
Las Vegas Sands, 5.90%, 6/1/27  3,795 3,870
Lowe's, 4.25%, 4/1/52  4,402 3,604
Lowe's, 5.625%, 4/15/53  6,080 6,130
Lowe's, 5.75%, 7/1/53  5,950 6,092
Match Group Holdings II, 5.00%, 12/15/27 (1) 4,992 4,886
Rivian Holdings, FRN, 6M TSFR + 6.053%, 11.359%, 10/15/26 (1) 8,815 8,859
Ross Stores, 1.875%, 4/15/31  20,720 17,397
Royal Caribbean Cruises, 6.00%, 2/1/33 (1) 3,560 3,645
Royal Caribbean Cruises, 6.25%, 3/15/32 (1) 1,990 2,050
Six Flags Entertainment, 6.625%, 5/1/32 (1) 7,020 7,213
VF, 2.95%, 4/23/30 (8) 16,259 14,031
Volkswagen Group of America Finance, 4.75%, 11/13/28 (1) 13,610 13,597
Volkswagen Group of America Finance, 4.95%, 8/15/29 (1) 5,075 5,093
Volkswagen Group of America Finance, 5.60%, 3/22/34 (1) 14,705 15,105
Yum! Brands, 5.375%, 4/1/32  4,970 4,920
ZF North America Capital, 6.75%, 4/23/30 (1) 3,890 3,987
ZF North America Capital, 6.875%, 4/23/32 (1) 4,735 4,901
ZF North America Capital, 7.125%, 4/14/30 (1) 1,690 1,770
275,419
Consumer Non-Cyclical  3.4%
AbbVie, 4.05%, 11/21/39  13,104 11,804
AbbVie, 4.25%, 11/21/49  14,924 13,028
AbbVie, 4.50%, 5/14/35  20,682 20,306
AbbVie, 4.875%, 11/14/48  28,471 27,223
AbbVie, 5.05%, 3/15/34  22,365 22,980
Anheuser-Busch InBev Worldwide, 5.55%, 1/23/49  22,565 23,619
Astrazeneca Finance, 5.00%, 2/26/34  25,165 25,856
BAT Capital, 2.259%, 3/25/28  2,597 2,387
BAT Capital, 4.54%, 8/15/47  4,173 3,419
BAT Capital, 6.00%, 2/20/34  8,890 9,388
BAT Capital, 6.343%, 8/2/30  1,512 1,626
BAT Capital, 7.081%, 8/2/53  26,775 30,238
Bayer U.S. Finance, 6.375%, 11/21/30 (1) 11,085 11,765
Bayer U.S. Finance II, 4.25%, 12/15/25 (1) 8,165 8,072
Becton Dickinson & Company, 2.823%, 5/20/30  10,563 9,589
Bimbo Bakeries USA, 5.375%, 1/9/36 (1) 3,410 3,464
Bimbo Bakeries USA, 6.40%, 1/15/34 (1) 3,390 3,735

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Bristol-Myers Squibb, 5.65%, 2/22/64  9,630 9,971
Bristol-Myers Squibb, 6.25%, 11/15/53  11,112 12,566
CVS Health, 5.05%, 3/25/48  37,769 33,482
CVS Health, 5.625%, 2/21/53  16,520 15,783
CVS Health, 5.875%, 6/1/53  9,060 8,924
Eli Lilly, 4.70%, 2/9/34  25,605 25,896
HCA, 3.50%, 9/1/30  18,270 17,037
HCA, 5.45%, 9/15/34  8,450 8,532
Icon Investments Six, 5.849%, 5/8/29  4,535 4,731
Icon Investments Six, 6.00%, 5/8/34  5,710 6,010
IQVIA, 6.25%, 2/1/29  13,440 14,213
IQVIA, 6.50%, 5/15/30 (1) 435 450
Mars, 4.75%, 4/20/33 (1) 16,610 16,492
Mattel, 5.875%, 12/15/27 (1) 16,405 16,568
Medline Borrower, 6.25%, 4/1/29 (1) 13,365 13,749
Mondelez International, 2.75%, 4/13/30  4,714 4,322
Pfizer Investment Enterprises, 5.30%, 5/19/53  10,425 10,468
Pfizer Investment Enterprises, 5.34%, 5/19/63  17,625 17,592
Philip Morris International, 5.125%, 2/15/30  10,740 11,031
Revvity, 1.90%, 9/15/28  13,950 12,535
Revvity, 2.25%, 9/15/31  7,580 6,355
Revvity, 3.30%, 9/15/29  10,440 9,753
Sartorius Finance, 4.875%, 9/14/35 (EUR)  14,300 16,745
Solventum, 5.40%, 3/1/29 (1) 15,605 15,928
Solventum, 5.60%, 3/23/34 (1) 16,310 16,643
Solventum, 5.90%, 4/30/54 (1) 16,480 16,593
Sutter Health, 5.164%, 8/15/33  5,265 5,419
Teva Pharmaceutical Finance Netherlands III, 8.125%, 9/15/31  4,195 4,793
581,080
Energy  3.1%
6297782, 5.026%, 10/1/29 (1) 3,870 3,861
6297782, 5.584%, 10/1/34 (1) 4,665 4,638
Boardwalk Pipelines, 3.40%, 2/15/31  15,531 14,040
Cheniere Energy, 4.625%, 10/15/28  6,820 6,749
Cheniere Energy, 5.65%, 4/15/34 (1) 16,590 17,063
Cheniere Energy Partners, 4.50%, 10/1/29  4,379 4,281
Cheniere Energy Partners, 5.75%, 8/15/34 (1) 25,305 26,210
Cheniere Energy Partners, 5.95%, 6/30/33  13,221 13,899
Columbia Pipelines Holding, 5.681%, 1/15/34 (1) 16,685 17,077
Continental Resources, 4.375%, 1/15/28  3,430 3,366
Diamondback Energy, 5.15%, 1/30/30  5,650 5,782
Diamondback Energy, 5.40%, 4/18/34  25,974 26,545
Diamondback Energy, 5.75%, 4/18/54  10,495 10,438

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Diamondback Energy, 5.90%, 4/18/64  11,060 11,074
Diamondback Energy, 6.25%, 3/15/53  3,420 3,636
Enbridge, 5.625%, 4/5/34  13,535 14,010
Enbridge, 6.70%, 11/15/53  8,130 9,294
Energy Transfer, 5.55%, 5/15/34  8,960 9,182
Energy Transfer, 5.95%, 5/15/54  5,935 6,015
Energy Transfer, 6.40%, 12/1/30  11,100 12,044
Energy Transfer, 6.55%, 12/1/33  5,350 5,865
Eni, 5.50%, 5/15/34 (1) 12,625 12,946
Eni, 5.95%, 5/15/54 (1) 15,730 16,039
Greensaif Pipelines Bidco, 5.853%, 2/23/36 (1) 12,530 12,927
Hilcorp Energy I, 8.375%, 11/1/33 (1) 8,416 9,195
Kinetik Holdings, 5.875%, 6/15/30 (1) 2,861 2,868
Kinetik Holdings, 6.625%, 12/15/28 (1) 593 610
Occidental Petroleum, 5.55%, 10/1/34  7,840 7,981
Occidental Petroleum, 6.05%, 10/1/54  6,840 6,971
Occidental Petroleum, 6.125%, 1/1/31  13,454 14,144
Occidental Petroleum, 6.20%, 3/15/40  3,705 3,862
Occidental Petroleum, 6.375%, 9/1/28 (8) 4,630 4,856
Occidental Petroleum, 6.45%, 9/15/36 (8) 3,105 3,361
Occidental Petroleum, 6.625%, 9/1/30  4,570 4,918
Occidental Petroleum, 7.50%, 5/1/31  12,010 13,616
Occidental Petroleum, 8.50%, 7/15/27 (8) 5,295 5,752
Occidental Petroleum, 8.875%, 7/15/30  26,910 31,687
ONEOK, 5.65%, 11/1/28  3,150 3,267
ONEOK, 5.80%, 11/1/30  9,460 9,999
ONEOK, 6.05%, 9/1/33  9,310 9,806
Raizen Fuels Finance, 6.45%, 3/5/34 (1) 5,330 5,621
Raizen Fuels Finance, 6.95%, 3/5/54 (1)(8) 4,930 5,269
Sabine Pass Liquefaction, 4.20%, 3/15/28  3,320 3,279
South Bow Canadian Infrastructure Holdings, VR, 7.50%, 3/1/55 (1)
(7) 1,140 1,174
Sunoco, 7.00%, 5/1/29 (1) 1,950 2,036
Sunoco, 7.25%, 5/1/32 (1) 3,641 3,850
Targa Resources, 6.15%, 3/1/29  15,155 15,965
Targa Resources Partners, 5.00%, 1/15/28  3,285 3,277
Targa Resources Partners, 5.50%, 3/1/30  5,907 5,981
Targa Resources Partners, 6.875%, 1/15/29  3,817 3,922
TER Finance Jersey, Series 21, Zero Coupon, 1/2/25 (1)(9) 23,600 23,128
Venture Global Calcasieu Pass, 4.125%, 8/15/31 (1) 5,595 5,175
Venture Global Calcasieu Pass, 6.25%, 1/15/30 (1) 3,960 4,109
Venture Global LNG, 8.375%, 6/1/31 (1) 3,230 3,432
Venture Global LNG, 9.50%, 2/1/29 (1) 15,710 17,693

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Western Midstream Operating, 4.50%, 3/1/28  3,365 3,319
Western Midstream Operating, 6.35%, 1/15/29  3,190 3,361
Williams, 2.60%, 3/15/31  29,960 26,203
Williams, 5.15%, 3/15/34  6,175 6,219
542,887
Industrial Other  0.0%
Booz Allen Hamilton, 5.95%, 8/4/33  7,290 7,682
7,682
Technology  0.7%
AP Grange Holdings, 6.50%, 3/20/45, Acquisition Date: 6/12/24,
Cost $16,600 (9)(10)(11) 16,600 16,600
Atlassian, 5.25%, 5/15/29  5,055 5,161
Boost Newco Borrower, 7.50%, 1/15/31 (1) 4,410 4,691
Broadcom, 3.419%, 4/15/33 (1) 16,816 14,955
Broadcom, 5.15%, 11/15/31  13,255 13,513
Intel, 3.05%, 8/12/51  21,971 13,617
Intel, 3.25%, 11/15/49  29,633 19,172
Micron Technology, 6.75%, 11/1/29  11,330 12,350
Motorola Solutions, 5.40%, 4/15/34  7,860 8,087
UKG, 6.875%, 2/1/31 (1) 4,875 5,046
113,192
Transportation  0.2%
Autostrade per l'Italia, 2.00%, 1/15/30 (EUR)  17,020 17,204
Burlington Northern Santa Fe, 5.50%, 3/15/55  14,325 14,946
Genesee & Wyoming, 6.25%, 4/15/32 (1) 5,025 5,126
37,276
Total Industrial 2,252,542
UTILITY  3.0%
Electric  2.8%
American Electric Power, 5.20%, 1/15/29  7,263 7,440
Appalachian Power, 5.65%, 4/1/34  4,090 4,241
Baltimore Gas & Electric, 5.40%, 6/1/53  3,346 3,363
DTE Energy, 4.875%, 6/1/28 (8) 3,220 3,254
DTE Energy, 5.10%, 3/1/29  22,930 23,397
Duke Energy, 5.00%, 8/15/52  21,270 19,545
Duke Energy, 6.10%, 9/15/53  10,092 10,842
Edison International, 6.95%, 11/15/29  3,045 3,333
Eversource Energy, 5.85%, 4/15/31  12,870 13,521
Eversource Energy, 5.95%, 7/15/34  24,805 26,135
Exelon, 5.45%, 3/15/34  8,675 8,933
Exelon, 5.60%, 3/15/53  26,830 27,212
FirstEnergy, 2.65%, 3/1/30  15,341 13,827
FirstEnergy, Series B, 2.25%, 9/1/30  2,840 2,472

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
FirstEnergy, Series C, 3.40%, 3/1/50  19,676 13,978
Georgia Power, 4.95%, 5/17/33  17,255 17,469
Georgia Power, 5.25%, 3/15/34  18,800 19,363
Indianapolis Power & Light, 5.70%, 4/1/54 (1) 5,430 5,649
IPALCO Enterprises, 5.75%, 4/1/34  9,230 9,500
MidAmerican Energy, 5.85%, 9/15/54  6,460 6,927
Niagara Mohawk Power, 5.664%, 1/17/54 (1) 9,190 9,160
NRG Energy, 4.45%, 6/15/29 (1) 9,592 9,304
Pacific Gas & Electric, 2.10%, 8/1/27  7,517 6,973
Pacific Gas & Electric, 2.50%, 2/1/31  21,478 18,399
Pacific Gas & Electric, 3.30%, 12/1/27  3,550 3,387
Pacific Gas & Electric, 3.50%, 8/1/50  6,590 4,599
Pacific Gas & Electric, 3.95%, 12/1/47  10,551 7,983
Pacific Gas & Electric, 4.55%, 7/1/30  3,980 3,895
Pacific Gas & Electric, 5.80%, 5/15/34  12,560 12,933
Pacific Gas & Electric, 6.70%, 4/1/53  5,775 6,354
Pacific Gas & Electric, 6.75%, 1/15/53  12,830 13,969
Pacific Gas & Electric, 6.95%, 3/15/34  9,445 10,522
PacifiCorp, 5.30%, 2/15/31  4,199 4,311
Palomino Funding Trust I, 7.233%, 5/17/28 (1) 9,700 10,371
Southern, 5.70%, 3/15/34  27,500 29,065
Southern California Edison, 5.45%, 6/1/31  4,600 4,805
Southern California Edison, 5.70%, 3/1/53  8,250 8,492
Southwestern Public Service, 6.00%, 6/1/54  5,300 5,626
Talen Energy Supply, 8.625%, 6/1/30 (1) 12,143 13,084
Vistra, VR, 8.00% (1)(7)(12) 16,305 16,815
Vistra, Series C, VR, 8.875% (1)(7)(12) 16,440 17,402
Vistra Operations, 6.00%, 4/15/34 (1) 5,820 6,089
Vistra Operations, 6.95%, 10/15/33 (1) 7,385 8,188
Vistra Operations, 7.75%, 10/15/31 (1) 8,110 8,627
480,754
Natural Gas  0.2%
Boston Gas, 6.119%, 7/20/53 (1) 5,860 6,044
Engie, 5.25%, 4/10/29 (1) 6,335 6,497
Engie, 5.625%, 4/10/34 (1) 7,835 8,078
NiSource, 5.25%, 3/30/28  3,395 3,472
Sempra, 3.40%, 2/1/28  3,450 3,327
27,418
Total Utility 508,172
Total Corporate Bonds
(Cost $4,259,861) 4,268,847

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  1.6%
Owned No Guarantee  0.9%
Corp. Nacional del Cobre de Chile, 6.30%, 9/8/53 (1) 20,560 21,560
Corp. Nacional del Cobre de Chile, 6.30%, 9/8/53  3,735 3,917
Corp. Nacional del Cobre de Chile, 6.44%, 1/26/36 (1) 9,730 10,461
Freeport Indonesia, 5.315%, 4/14/32  17,670 17,728
Gaci First Investment, 4.875%, 2/14/35  17,430 17,217
Gaci First Investment, 5.125%, 2/14/53  28,255 25,699
Petroleos Mexicanos, 6.50%, 3/13/27  42,050 40,531
Saudi Arabian Oil, 5.25%, 7/17/34 (1) 8,620 8,818
Saudi Arabian Oil, 5.75%, 7/17/54 (1)(8) 13,480 13,551
159,482
Sovereign  0.7%
Republic of Bulgaria, 5.00%, 3/5/37  10,400 10,346
Republic of Panama, 7.50%, 3/1/31  32,770 35,127
Republic of Peru, 5.375%, 2/8/35  9,820 9,976
Republic of Peru, 5.875%, 8/8/54  7,850 8,209
Republic of Romania, 5.875%, 1/30/29 (1) 18,690 19,078
United Mexican States, 5.00%, 5/7/29  16,700 16,718
United Mexican States, 6.00%, 5/7/36  15,680 15,832
115,286
Supranational  0.0%
International Bank for Reconstruction & Development, STEP,
1.745%, 7/31/33  6,400 6,400
6,400
Total Foreign Government Obligations & Municipalities
(Cost $271,278) 281,168
MUNICIPAL SECURITIES  0.0%
California  0.0%
Los Angeles Dept. of Airports, Build America, 6.582%, 5/15/39  3,140 3,479
3,479
Illinois  0.0%
Illinois, Build America, GO, 7.35%, 7/1/35  3,347 3,659
3,659
Total Municipal Securities
(Cost $6,867) 7,138

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  2.8%
Collateralized Mortgage Obligations  1.0%
Bayview Financing Trust
Series 2024-2F, Class A, CMO, ARM, 8.10%, 9/25/29, Acquisition
Date: 8/29/24, Cost $22,980 (10)(11) 22,980 22,980
BINOM Securitization Trust
Series 2021-INV1, Class A1, CMO, ARM, 2.034%, 6/25/56 (1) 8,249 7,295
Citigroup Mortgage Loan Trust
Series 2022-INV1, Class A4B, CMO, ARM, 3.00%, 11/27/51 (1) 7,132 6,085
Connecticut Avenue Securities
Series 2017-C06, Class 2ED1, CMO, ARM, SOFR30A + 1.114%,
6.463%, 2/25/30  9 9
Connecticut Avenue Securities Trust
Series 2022-R01, Class 1M2, CMO, ARM, SOFR30A + 1.90%,
7.249%, 12/25/41 (1) 19,620 19,889
Flagstar Mortgage Trust
Series 2018-6RR, Class 2A4, CMO, ARM, 4.00%, 9/25/48 (1) 616 596
Flagstar Mortgage Trust
Series 2020-1INV, Class A11, CMO, ARM, 1M TSFR + 0.964%,
6.00%, 3/25/50 (1) 3,428 3,217
Flagstar Mortgage Trust
Series 2021-5INV, Class A16, CMO, ARM, 2.50%, 7/25/51 (1) 9,131 7,477
Flagstar Mortgage Trust
Series 2021-8INV, Class A18, CMO, ARM, 2.50%, 9/25/51 (1) 8,305 6,800
FWD Securitization Trust
Series 2020-INV1, Class A3, CMO, ARM, 2.44%, 1/25/50 (1) 949 887
Galton Funding Mortgage Trust
Series 2018-1, Class A23, CMO, ARM, 3.50%, 11/25/57 (1) 687 624
Galton Funding Mortgage Trust
Series 2018-2, Class A22, CMO, ARM, 4.00%, 10/25/58 (1) 1,547 1,442
GS Mortgage-Backed Securities Trust
Series 2014-EB1A, Class 2A1, CMO, ARM, 5.821%, 7/25/44 (1) 288 285
GS Mortgage-Backed Securities Trust
Series 2020-INV1, Class A14, CMO, ARM, 2.921%, 10/25/50 (1) 15,168 13,188
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A1, CMO, ARM, 1.073%, 9/25/56 (1) 10,726 8,945
JPMorgan Mortgage Trust
Series 2019-INV3, Class A3, CMO, ARM, 3.50%, 5/25/50 (1) 4,205 3,770
JPMorgan Mortgage Trust
Series 2020-INV1, Class A11, CMO, ARM, 1M TSFR + 0.944%,
6.00%, 8/25/50 (1) 2,128 2,007
JPMorgan Mortgage Trust
Series 2020-INV1, Class A3, CMO, ARM, 3.50%, 8/25/50 (1) 3,599 3,216

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
JPMorgan Mortgage Trust
Series 2020-LTV1, Class A15, CMO, ARM, 3.50%, 6/25/50 (1) 202 198
JPMorgan Mortgage Trust
Series 2020-LTV1, Class A3, CMO, ARM, 3.50%, 6/25/50 (1) 500 489
Morgan Stanley Residential Mortgage Loan Trust
Series 2023-NQM1, Class A2, CMO, STEP, 7.53%, 9/25/68 (1) 5,235 5,336
New Residential Mortgage Loan Trust
Series 2021-INV1, Class A4, CMO, ARM, 2.50%, 6/25/51 (1) 5,681 4,663
New Residential Mortgage Loan Trust
Series 2021-INV2, Class A4, CMO, ARM, 2.50%, 9/25/51 (1) 10,474 8,503
OBX Trust
Series 2019-INV2, Class A25, CMO, ARM, 4.00%, 5/27/49 (1) 890 825
OBX Trust
Series 2019-INV2, Class A5, CMO, ARM, 4.00%, 5/27/49 (1) 2,408 2,235
OBX Trust
Series 2020-EXP1, Class 1A8, CMO, ARM, 3.50%, 2/25/60 (1) 6,121 5,407
OBX Trust
Series 2023-NQM9, Class A2, CMO, STEP, 7.513%, 10/25/63 (1) 1,198 1,229
Sequoia Mortgage Trust
Series 2018-CH1, Class A2, CMO, ARM, 3.50%, 3/25/48 (1) 588 536
Sequoia Mortgage Trust
Series 2018-CH2, Class A3, CMO, ARM, 4.00%, 6/25/48 (1) 2,676 2,508
Sequoia Mortgage Trust
Series 2018-CH3, Class A2, CMO, ARM, 4.00%, 8/25/48 (1) 393 384
SG Residential Mortgage Trust
Series 2019-3, Class A1, CMO, ARM, 2.703%, 9/25/59 (1) 186 183
Structured Agency Credit Risk Debt Notes
Series 2024-DNA2, Class A1, CMO, ARM, SOFR30A + 1.25%,
6.599%, 5/25/44 (1) 12,345 12,353
Towd Point Mortgage Trust
Series 2019-HY3, Class A1A, CMO, ARM, 1M TSFR + 1.114%,
6.392%, 10/25/59 (1) 2,838 2,892
Verus Securitization Trust
Series 2019-INV2, Class A3, CMO, ARM, 4.219%, 7/25/59 (1) 1,219 1,203
Verus Securitization Trust
Series 2019-INV3, Class A3, CMO, ARM, 4.10%, 11/25/59 (1) 2,671 2,622
Verus Securitization Trust
Series 2022-1, Class A1, CMO, STEP, 2.724%, 1/25/67 (1) 5,165 4,792
Vista Point Securitization Trust
Series 2020-2, Class A1, CMO, ARM, 1.475%, 4/25/65 (1) 1,606 1,500
166,570
Commercial Mortgage-Backed Securities  1.8%
BANK5
Series 2024-5YR8, Class A3, 5.884%, 8/15/57  24,005 25,141

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
BBCMS Mortgage Trust
Series 2019-BWAY, Class D, ARM, 1M TSFR + 2.274%, 7.611%,
11/15/34 (1) 10,230 205
BBCMS Mortgage Trust
Series 2024-5C27, Class A3, 6.014%, 7/15/57  4,935 5,189
Benchmark Mortgage Trust
Series 2024-V9, Class A3, 5.602%, 8/15/57  43,365 44,691
BMO Mortgage Trust
Series 2024-5C5, Class A3, 5.857%, 2/15/57  40,445 42,120
BX Commercial Mortgage Trust
Series 2024-MDHS, Class A, ARM, 1M TSFR + 1.641%, 6.978%,
5/15/41 (1) 39,607 39,533
BX Trust
Series 2021-ARIA, Class B, ARM, 1M TSFR + 1.411%, 6.748%,
10/15/36 (1) 6,815 6,704
Cantor Commercial Real Estate Lending
Series 2019-CF2, Class B, 3.267%, 11/15/52  9,752 8,321
Citigroup Commercial Mortgage Trust
Series 2019-C7, Class 805A, ARM, 3.917%, 12/15/72 (1) 12,000 4,990
Citigroup Commercial Mortgage Trust
Series 2020-555, Class C, 3.031%, 12/10/41 (1) 8,370 7,056
Citigroup Commercial Mortgage Trust
Series 2020-555, Class D, 3.233%, 12/10/41 (1) 5,500 4,525
CONE Trust
Series 2024-DFW1, Class A, ARM, 1M TSFR + 1.642%, 6.979%,
8/15/41 (1) 17,510 17,510
GS Mortgage Securities Trust
Series 2019-GC40, Class B, 3.543%, 7/10/52  12,730 10,996
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-WPT, Class AFX, 4.248%, 7/5/33 (1) 9,825 8,977
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-WPT, Class BFX, 4.549%, 7/5/33 (1) 7,620 6,268
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-WPT, Class CFX, 4.95%, 7/5/33 (1) 11,395 8,804
MED Commercial Mortgage Trust
Series 2024-MOB, Class A, ARM, 1M TSFR + 1.592%, 6.928%,
5/15/41 (1) 13,149 13,059
SDR Commercial Mortgage Trust
Series 2024-DSNY, Class A, ARM, 1M TSFR + 1.392%, 6.729%,
5/15/39 (1) 24,450 24,313
TX Trust
Series 2024-HOU, Class A, ARM, 1M TSFR + 1.591%, 6.928%,
6/15/39 (1) 7,965 7,895
UBS Commercial Mortgage Trust
Series 2018-C9, Class AS, ARM, 4.318%, 3/15/51  7,230 6,690

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
VNDO Trust
Series 2016-350P, Class D, ARM, 4.033%, 1/10/35 (1) 8,849 8,252
WB Commercial Mortgage Trust
Series 2024-HQ, Class A, ARM, 6.134%, 3/15/40 (1) 6,965 7,050
Worldwide Plaza Trust
Series 2017-WWP, Class A, 3.526%, 11/10/36 (1) 19,849 13,795
322,084
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $539,082) 488,654
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  29.8%
U.S. Government Agency Obligations  22.9%
Federal Home Loan Mortgage
2.50%, 5/1/30  3,799 3,646
3.00%, 12/1/42 - 4/1/47  14,485 13,282
3.50%, 9/1/42 - 3/1/46  68,289 64,225
4.00%, 10/1/40 - 8/1/45  7,243 7,063
4.50%, 6/1/39 - 5/1/42  11,066 11,086
5.00%, 7/1/25 - 8/1/40  3,022 3,091
5.50%, 4/1/26 - 12/1/39  2,926 3,001
6.00%, 10/1/32 - 8/1/38  1,769 1,850
6.50%, 2/1/36 - 9/1/39  727 752
7.00%, 8/1/31 - 6/1/32  17 18
Federal Home Loan Mortgage, ARM
1Y CMT + 2.25%, 6.65%, 10/1/36  27 28
RFUCCT1Y + 1.832%, 6.081%, 3/1/36  74 75
RFUCCT1Y + 1.842%, 6.091%, 1/1/37  118 119
RFUCCT1Y + 1.916%, 6.291%, 2/1/37  64 65
RFUCCT1Y + 1.944%, 6.205%, 12/1/36  68 69
RFUCCT1Y + 2.031%, 6.276%, 11/1/36  108 109
Federal Home Loan Mortgage, CMO, PO, Zero Coupon, 8/15/28  4 3
Federal Home Loan Mortgage, UMBS
1.50%, 2/1/36  25,253 22,420
2.00%, 8/1/36 - 5/1/52  297,431 248,296
2.50%, 4/1/37 - 9/1/52  338,452 292,691
3.00%, 7/1/34 - 8/1/52  102,474 93,722
3.50%, 6/1/47 - 11/1/52  62,817 58,323
4.00%, 6/1/37 - 2/1/50  26,605 25,812
4.50%, 9/1/37 - 11/1/52  64,623 62,976
5.00%, 8/1/52 - 11/1/53  28,249 28,066
5.50%, 8/1/53 - 5/1/54  56,102 56,635
6.50%, 1/1/54  2,319 2,394

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
7.00%, 6/1/54  6,454 6,745
Federal National Mortgage Assn.
3.00%, 8/1/43 - 8/1/46  5,399 4,913
3.50%, 6/1/42 - 5/1/46  41,311 38,843
4.00%, 11/1/40  7,064 6,946
Federal National Mortgage Assn., ARM
RFUCCT1Y + 1.34%, 5.59%, 12/1/35  62 62
RFUCCT1Y + 1.59%, 6.751%, 7/1/36  171 176
RFUCCT1Y + 1.655%, 7.529%, 8/1/37  43 44
RFUCCT1Y + 1.87%, 7.811%, 8/1/36  112 113
Federal National Mortgage Assn., CMO, IO, 6.50%, 2/25/32  19 3
Federal National Mortgage Assn., UMBS
1.50%, 2/1/37 - 1/1/42  63,709 55,268
2.00%, 11/1/35 - 7/1/52  979,570 820,907
2.50%, 5/1/30 - 9/1/52  508,169 442,424
3.00%, 6/1/27 - 4/1/52  354,999 325,696
3.50%, 11/1/32 - 3/1/52  118,307 111,485
4.00%, 7/1/35 - 12/1/52  192,995 186,585
4.50%, 7/1/39 - 7/1/52  93,732 92,995
5.00%, 3/1/25 - 9/1/53  100,961 101,343
5.50%, 4/1/34 - 5/1/54  111,315 112,605
6.00%, 11/1/32 - 8/1/54  201,888 207,131
6.50%, 8/1/27 - 1/1/54  38,521 39,906
7.00%, 10/1/29 - 3/1/54  6,404 6,688
UMBS, TBA (13)
5.00%, 9/1/54  310,335 308,101
5.50%, 9/1/54  23,225 23,383
6.00%, 9/1/54  10,090 10,275
6.50%, 9/1/54  56,435 58,109
3,960,563
U.S. Government Obligations  6.9%
Government National Mortgage Assn.
1.50%, 8/20/36 - 6/20/37  9,741 8,549
2.00%, 1/20/51 - 3/20/52  246,555 207,702
2.50%, 8/20/50 - 3/20/52  254,728 222,673
3.00%, 9/15/42 - 6/20/52  192,560 175,218
3.50%, 9/15/41 - 7/20/52  137,650 129,746
4.00%, 2/20/41 - 10/20/52  119,023 114,476
4.50%, 7/15/26 - 4/20/53  84,755 83,583
5.00%, 9/15/33 - 6/20/48  33,173 33,808
5.50%, 10/20/32 - 3/20/49  14,121 14,529
6.00%, 1/20/34 - 12/20/38  1,792 1,878
6.50%, 1/15/26 - 12/15/31  33 34

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
7.00%, 5/20/28 - 11/20/28  9 9
7.50%, 7/15/28 - 8/15/28  31 31
8.00%, 9/15/27 - 10/15/27  64 65
8.50%, 9/20/26  — —
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  2,742 2,533
3.50%, 10/20/50  9,510 8,145
Government National Mortgage Assn., CMO, IO
3.50%, 5/20/43  2,620 400
4.00%, 2/20/43  1,877 180
Government National Mortgage Assn., TBA (13)
2.50%, 9/20/54  26,135 22,848
4.50%, 9/20/54  24,775 24,269
5.00%, 9/20/54  40,940 40,866
5.50%, 9/20/54  84,225 84,777
6.00%, 9/20/54  6,200 6,291
1,182,610
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $5,321,040) 5,143,173
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED)  29.2%
U.S. Treasury Obligations  29.2%
U.S. Treasury Bonds, 3.375%, 8/15/42  300,420 265,778
U.S. Treasury Bonds, 3.875%, 2/15/43  159,815 151,225
U.S. Treasury Bonds, 4.00%, 11/15/42 (14) 304,955 294,186
U.S. Treasury Bonds, 4.25%, 2/15/54  253,665 254,695
U.S. Treasury Bonds, 4.25%, 8/15/54  20,045 20,177
U.S. Treasury Bonds, 4.50%, 2/15/44  435,950 446,849
U.S. Treasury Bonds, 4.625%, 5/15/44  25,840 26,914
U.S. Treasury Bonds, 4.625%, 5/15/54  20,665 22,092
U.S. Treasury Inflation-Indexed Bonds, 2.125%, 2/15/54  76,760 77,996
U.S. Treasury Notes, 0.625%, 12/31/27  106,375 95,970
U.S. Treasury Notes, 1.50%, 1/31/27  308,150 291,587
U.S. Treasury Notes, 3.25%, 6/30/27  224,195 220,902
U.S. Treasury Notes, 3.875%, 11/30/27 (14) 212,795 213,327
U.S. Treasury Notes, 3.875%, 8/15/34  38,100 37,963
U.S. Treasury Notes, 4.00%, 7/31/29  86,695 87,724
U.S. Treasury Notes, 4.125%, 9/30/27  228,435 230,719
U.S. Treasury Notes, 4.125%, 10/31/27  7,870 7,946
U.S. Treasury Notes, 4.375%, 5/15/34  710,145 735,999
U.S. Treasury Notes, 4.50%, 7/15/26  65,495 66,099
U.S. Treasury Notes, 4.50%, 5/15/27  113,000 114,907

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Notes, 4.625%, 9/15/26  712,442 722,016
U.S. Treasury Notes, 4.625%, 10/15/26 (14) 346,295 351,273
U.S. Treasury Notes, 4.625%, 9/30/28  302,900 312,697
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed)
(Cost $4,982,229) 5,049,041
SHORT-TERM INVESTMENTS  3.8%
Money Market Funds  3.8%
T. Rowe Price Government Reserve Fund, 5.34% (6)(15) 665,667 665,667
Total Short-Term Investments
(Cost $665,667) 665,667
SECURITIES LENDING COLLATERAL  0.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 5.34% (6)(15) 2,872 2,872
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 2,872
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.4%
Money Market Funds 0.4%
T. Rowe Price Government Reserve Fund, 5.34% (6)(15) 61,188 61,188
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 61,188
Total Securities Lending Collateral
(Cost $64,060) 64,060
Total Investments in Securities 103.2%
(Cost $17,974,273) $ 17,839,844
Other Assets Less Liabilities (3.2)% (549,469)
Net Assets 100.0% $ 17,290,375
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.

T. ROWE PRICE New Income Fund

.
.
.
.
.
.
.
.
.
.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $2,800,414 and represents 16.2% of net assets.
(2) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(3) All or a portion of this loan is unsettled as of August 31, 2024. The interest rate for unsettled loans will be determined upon settlement after period end.
(4) All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitment at August 31, 2024, was $329 and was valued at $330 (0.0% of net assets).
(5) SEC 30-day yield
(6) Affiliated Companies
(7) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(8) All or a portion of this security is on loan at August 31, 2024.
(9) Level 3 in fair value hierarchy.
(10) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $39,580 and represents 0.2% of net assets.
(11) Non-income producing
(12) Perpetual security with no stated maturity date.
(13) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $578,919 and represents 3.3% of net assets.
(14) At August 31, 2024, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(15) Seven-day yield
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M TSFR Six month Term SOFR (Secured overnight financing rate)
1Y CMT One year U.S. Treasury note constant maturity
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar

T. ROWE PRICE New Income Fund

.
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CAD Canadian Dollar
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
IO Interest-only security for which the fund receives interest on notional principal
JPY Japanese Yen
NOK Norwegian Krone
NZD New Zealand Dollar
PO Principal-only security for which the fund receives regular cash flows based on principal repayments
RFUCCT1Y Twelve month Refinitiv USD IBOR Consumer Cash Fallback
SEK Swedish Krona
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE New Income Fund

Par $ Value
(Cost and value in $000s)
TBA SALES COMMITMENTS
 (0.7)%
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES
 (0.7)%
U.S. Government Agency Obligations  (0.7)%
UMBS, TBA, 3.50%, 9/1/54  138,990,000 (127,951)
Total TBA Sales Commitments (Proceeds $(127,552)) (127,951)

T. ROWE PRICE New Income Fund

(Amounts in 000s)
SWAPS 0.2%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Bought 0.0%
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CMBX.
NA.AAA-S15, 40 Year Index), Pay 0.50%
Monthly, Receive upon credit default,
11/18/64 227,070 2,794 5,826 (3,032)
Total Bilateral Credit Default Swaps, Protection
Bought 5,826 (3,032)
Total Bilateral Swaps 5,826 (3,032)
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.2%
Credit Default Swaps, Protection Sold 0.2%
Protection Sold (Relevant Credit:
Freeport-McMoRan, Baa2*), Receive
1.00% Quarterly, Pay upon credit
default, 6/20/29 * 27,140 202 (24) 226
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S42, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 6/20/29 562,140 13,603 11,325 2,278
Protection Sold (Relevant Credit: Markit
iTraxx Europe-S41, 5 Year Index),
Receive 1.00% Quarterly, Pay upon
credit default, 6/20/29 (EUR) 560,750 14,489 11,721 2,768

T. ROWE PRICE New Income Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Protection Sold (Relevant Credit: United
Mexican States, Baa2*), Receive 1.00%
Quarterly, Pay upon credit default,
6/20/29 * 182,739 (654) 232 (886)
Total Centrally Cleared Credit Default Swaps,
Protection Sold 4,386
Total Centrally Cleared Swaps 4,386
Net payments (receipts) of variation margin to date (4,585)
Variation margin receivable (payable) on centrally cleared swaps $ (199)
* Credit ratings as of August 31, 2024. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $947.

T. ROWE PRICE New Income Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 10/25/24 AUD 15,056 USD 10,180 $ 23
Bank of America 10/25/24 JPY 3,214,876 USD 20,463 1,709
Bank of America 10/25/24 NZD 14,455 USD 8,784 254
BNP Paribas 11/22/24 EUR 2,905 USD 3,234 (10)
BNP Paribas 11/22/24 GBP 4,153 USD 5,384 73
BNP Paribas 11/22/24 USD 26,234 EUR 23,568 84
Canadian Imperial Bank
of Commerce 10/25/24 USD 9,697 CAD 13,197 (113)
Deutsche Bank 10/25/24 NOK 22,307 USD 2,074 32
Deutsche Bank 10/25/24 NZD 1,539 USD 937 25
Deutsche Bank 10/25/24 USD 19,259 NOK 208,185 (392)
Deutsche Bank 10/25/24 USD 1,135 NZD 1,868 (33)
Goldman Sachs 10/25/24 NOK 30,257 USD 2,754 102
Goldman Sachs 10/25/24 NOK 10,959 USD 1,046 (12)
Goldman Sachs 10/25/24 USD 695 CAD 948 (10)
Goldman Sachs 10/25/24 USD 1,402 JPY 202,925 2
Goldman Sachs 11/22/24 GBP 527 USD 696 (3)
HSBC Bank 10/25/24 AUD 3,042 USD 1,982 80
HSBC Bank 10/25/24 AUD 3,026 USD 2,055 (4)
HSBC Bank 10/25/24 CAD 2,266 USD 1,638 46
HSBC Bank 10/25/24 CHF 967 USD 1,105 40
HSBC Bank 10/25/24 USD 681 CAD 933 (13)
HSBC Bank 11/22/24 EUR 5,811 USD 6,490 (42)
HSBC Bank 11/22/24 USD 52,643 EUR 47,136 344
JPMorgan Chase 10/25/24 AUD 1,016 USD 679 10
JPMorgan Chase 10/25/24 CAD 822 USD 610 1
JPMorgan Chase 10/25/24 USD 1,046 AUD 1,562 (13)
JPMorgan Chase 10/25/24 USD 610 NOK 6,500 (3)
Morgan Stanley 10/25/24 NZD 1,312 USD 777 43
Standard Chartered 11/29/24 USD 10,030 SEK 101,610 85
State Street 11/22/24 EUR 2,905 USD 3,239 (15)
State Street 11/22/24 USD 26,272 EUR 23,568 122
UBS Investment Bank 10/25/24 CHF 809 USD 962 (4)
UBS Investment Bank 10/25/24 USD 36,640 CHF 32,356 (1,680)
Net unrealized gain (loss) on open forward
currency exchange contracts $ 728

T. ROWE PRICE New Income Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 686 Commonwealth of Australia ten year
bond contracts 9/24 54,128 $ 1,047
Short, 342 Euro BUND contracts 9/24 (50,624) 9
Long, 13,356 U.S. Treasury Notes five year
contracts 12/24 1,461,126 (3,978)
Long, 241 U.S. Treasury Notes ten year contracts 12/24 27,369 (136)
Short, 2,581 U.S. Treasury Notes two year
contracts 12/24 (535,679) 480
Long, 2,700 Ultra U.S. Treasury Bonds contracts 12/24 356,231 (4,148)
Short, 6,832 Ultra U.S. Treasury Notes ten year
contracts 12/24 (802,333) 6,289
Long, 6,954 Three Month SOFR Futures contracts 3/25 1,664,527 (661)
Short, 6,954 Three Month SOFR Futures contracts 3/26 (1,683,303) 905
Net payments (receipts) of variation margin to date (1,208)
Variation margin receivable (payable) on open futures contracts $ (1,401)

T. ROWE PRICE New Income Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Institutional Floating Rate Fund
- Z Class, 8.99%  $ — $ (1) $ 8
T. Rowe Price Government Reserve Fund,
5.34% — — 8,540++
Totals $ —# $ (1) $ 8,548+
Supplementary Investment Schedule
Affiliate
Value
05/31/24
Purchase
Cost
Sales
Cost
Value
08/31/24
T. Rowe Price Institutional
Floating Rate Fund - Z Class,
8.99%  $ 322 $ 8 $ — $ 329
T. Rowe Price Government
Reserve Fund, 5.34% 691,715  ¤  ¤ 729,727
Total $ 730,056^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $8,548 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $730,034.

T. ROWE PRICE New Income Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price New Income Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE New Income Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment

T. ROWE PRICE New Income Fund

and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE New Income Fund

Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on August 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 12,840,941 $ — $ 12,840,941
Bond Mutual Funds 329 — — 329
Corporate Bonds — 4,229,119 39,728 4,268,847
Short-Term Investments 665,667 — — 665,667
Securities Lending Collateral 64,060 — — 64,060
Total Securities 730,056 17,070,060 39,728 17,839,844
Swaps* — 8,066 — 8,066
Forward Currency Exchange
Contracts — 3,075 — 3,075
Futures Contracts* 8,730 — — 8,730
Total $ 738,786 $ 17,081,201 $ 39,728 $ 17,859,715
Liabilities
TBA Sales Commitments $ — $ 127,951 $ — $ 127,951
Swaps* — 886 — 886
Forward Currency Exchange
Contracts — 2,347 — 2,347
Futures Contracts* 8,923 — — 8,923
Total $ 8,923 $ 131,184 $ — $ 140,107
1
Includes Asset-Backed Securities, Bank Loans, Foreign Government Obligations &
Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities,
U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency
Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE New Income Fund

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F43-054Q1 08/24